Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.5%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$ 48,647
5.75%, 7/1/32	4,500	5,402,115
		$ 5,450,762
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$ 238,218
		$ 238,218
Education — 13.1%
Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$ 1,223,426
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 0.486%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	1,600	1,579,008
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 4.00%, 3/1/40	2,000	1,966,540
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	300	284,868
5.00%, 10/1/28	700	748,650
Cumberland County Municipal Authority, PA, (Dickinson College):
5.00%, 5/1/30	775	836,845
5.00%, 5/1/31	1,145	1,235,478
5.00%, 11/1/37	1,000	1,014,230
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,608,062
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,190,862
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	293,319
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,593,690
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,787,500
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	420,287
4.00%, 10/1/46	625	565,094
Northampton County General Purpose Authority, PA, (Lehigh University), 4.00%, 11/15/35	500	515,030
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	$2,000	$ 1,988,920
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,726,176
		$ 20,577,985
Electric Utilities — 0.3%
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.44%, 9/1/34(3)	$500	$ 500,000
		$ 500,000
Escrowed/Prerefunded — 1.9%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$ 1,072,630
Hatboro-Horsham School District, PA, Prerefunded to 3/15/23, 5.00%, 9/15/27	1,100	1,129,601
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	309,780
Owen J. Roberts School District, PA, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	551,350
		$ 3,063,361
General Obligations — 5.0%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$ 1,106,930
Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,043,650
Great Valley School District, PA, 4.00%, 9/1/42(4)	1,045	1,090,698
Lower Paxton Township, PA:
4.00%, 4/1/43	300	303,966
4.00%, 4/1/45	310	313,087
Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,529,490
Pequea Valley School District, PA, 4.00%, 5/15/46	825	832,483
Puerto Rico, 5.625%, 7/1/29	750	808,245
Seneca Valley School District, PA, 5.00%, 4/1/31	750	844,440
		$ 7,872,989
Hospital — 18.5%
Allegheny County Hospital Development Authority, PA, (UPMC Health System):
4.00%, 7/15/38	$500	$ 503,225
5.00%, 7/15/33	1,000	1,110,120
Berks County Industrial Development Authority, PA, (Tower Health):
4.00%, 11/1/38	210	191,102
4.00%, 11/1/47	1,100	880,253
5.00%, 11/1/26	250	260,310
5.00%, 11/1/34	150	152,034

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Berks County Municipal Authority, PA, (Tower Health):
5.00% to 2/1/25 (Put Date), 2/1/40	$1,000	$ 1,020,120
5.00% to 2/1/27 (Put Date), 2/1/40	500	510,255
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	475	506,749
5.00%, 7/1/35	500	531,335
Bucks County Industrial Development Authority, PA, (St. Luke's University Health Network), 4.00%, 8/15/38	1,500	1,504,425
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	543,855
Chester County Health and Education Facilities Authority, PA, (Main Line Health System):
5.00%, 10/1/31	1,350	1,494,571
5.00%, 10/1/35	2,000	2,199,440
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/31	790	893,648
5.00%, 7/15/37	500	549,005
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,370,044
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/51	2,000	2,118,724
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	706,576
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network):
4.00%, 7/1/33	2,700	2,710,044
4.00%, 7/1/35	1,000	1,008,000
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/34	1,000	1,009,450
5.00%, 9/1/33	1,000	1,115,810
5.00%, 9/1/37	1,000	1,102,270
Pennsylvania Economic Development Financing Authority, (UPMC), 0.86%, (SIFMA + 0.42%), 11/15/24(2)	1,000	1,000,250
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	150	147,697
5.00%, 8/15/37	2,600	2,870,998
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,113,590
		$ 29,123,900
Housing — 1.2%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$ 772,357
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	$1,405	$ 1,115,514
		$ 1,887,871
Industrial Development Revenue — 1.3%
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 2.00% to 7/15/22 (Put Date), 4/1/34	$2,000	$ 2,000,340
		$ 2,000,340
Insured - Electric Utilities — 1.4%
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	$1,000	$ 981,690
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,130	1,163,482
		$ 2,145,172
Insured - Escrowed/Prerefunded — 5.2%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$ 2,398,913
Erie School District, PA, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,625,000
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	62,225
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,120,271
		$ 8,206,409
Insured - General Obligations — 15.2%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/31	$500	$ 539,785
(BAM), 5.00%, 6/1/32	1,000	1,077,970
(BAM), 5.00%, 6/1/33	1,000	1,076,380
Armstrong School District, PA, (BAM), 4.00%, 3/15/38	500	512,495
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,605,960
Cambria County, PA:
(AGM), 4.00%, 8/1/35	700	719,775
(BAM), 5.00%, 8/1/30	1,050	1,105,156
Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	300	322,548
Elizabeth Forward School District, PA:
(NPFG), 0.00%, 9/1/22	2,170	2,153,768
(NPFG), 0.00%, 9/1/23	2,170	2,083,135
Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,041,460
Hopewell School District, PA:
(AGM), 0.00%, 9/1/22	1,000	993,780

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Hopewell School District, PA: (continued)
(AGM), 0.00%, 9/1/26	$1,000	$ 870,910
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,161,566
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	61,592
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,078,340
McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	982,256
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,073,550
(AGM), 5.00%, 4/1/33	1,960	2,101,512
Oakmont Borough, PA, (AGM), 4.00%, 11/15/46	1,300	1,313,923
Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,122,700
Upper Darby School District, PA:
(AGM), 4.00%, 4/1/40	500	510,390
(BAM), 4.00%, 4/1/42	325	330,587
		$ 23,839,538
Insured - Hospital — 1.4%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,138,940
		$ 2,138,940
Insured - Lease Revenue/Certificates of Participation — 6.9%
State Public School Building Authority, PA, (Philadelphia School District):
(AGM), 5.50%, 6/1/28	$3,250	$ 3,707,665
(AGM), 5.50%, 6/1/28(5)	6,250	7,130,124
		$ 10,837,789
Insured - Transportation — 1.5%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$ 2,357,380
		$ 2,357,380
Insured - Water and Sewer — 3.1%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,044,470
Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	1,780,159
Pittsburgh Water and Sewer Authority, PA, (AGM), 4.00%, 9/1/34	2,000	2,081,980
		$ 4,906,609
Lease Revenue/Certificates of Participation — 2.1%
Bucks County Community College Authority, PA, 5.00%, 6/15/38	$605	$ 675,162
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$ 2,599,709
		$ 3,274,871
Other Revenue — 0.7%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(6)	$1,000	$ 1,049,280
		$ 1,049,280
Senior Living/Life Care — 5.2%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 546,680
5.00%, 1/1/39	1,810	1,935,560
Prerefunded to 1/1/29, 5.00%, 1/1/39	190	215,209
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	837,013
5.00%, 12/1/33	455	459,041
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,291,046
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	201,148
5.00%, 11/15/45	1,000	1,087,400
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,024,550
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	516,915
		$ 8,114,562
Special Tax Revenue — 0.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$100	$ 108,807
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	47	44,197
0.00%, 7/1/27	34	29,082
0.00%, 7/1/29	34	27,212
0.00%, 7/1/31	43	31,964
0.00%, 7/1/33	49	33,884
0.00%, 7/1/46	463	130,580
0.00%, 7/1/51	377	79,445
4.329%, 7/1/40	183	181,377
4.50%, 7/1/34	36	36,919

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
4.536%, 7/1/53	$5	$ 5,014
4.784%, 7/1/58	73	74,163
		$ 782,644
Student Loan — 0.7%
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/28	$1,075	$ 1,165,537
		$ 1,165,537
Transportation — 11.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$1,600	$ 1,701,136
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/32	1,500	1,646,955
5.00%, 7/1/42	1,500	1,639,440
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	2,763,683
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	1,984,676
Pennsylvania Turnpike Commission:
4.00%, 12/1/45	500	479,840
5.00%, 12/1/37	1,500	1,645,350
5.00%, 12/1/45	1,000	1,104,610
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/22	2,750	2,764,108
(AMT), 5.00%, 7/1/33	1,250	1,320,275
(AMT), 5.00%, 7/1/37	1,000	1,052,790
		$ 18,102,863
Water and Sewer — 2.1%
Chester Water Authority, PA, 5.00%, 12/1/35	$795	$ 843,916
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	729,150
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	1,699,920
		$ 3,272,986
Total Tax-Exempt Municipal Obligations (identified cost $163,947,767)		$160,910,006

Taxable Municipal Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$536	$ 96,471
		$ 96,471
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$ 237,903
		$ 237,903
Special Tax Revenue — 0.5%
Allentown Neighborhood Improvement Zone Development Authority, PA, 1.73%, 5/1/22	$800	$ 800,000
		$ 800,000
Total Taxable Municipal Obligations (identified cost $1,585,957)		$ 1,134,374
Total Investments — 103.1% (identified cost $165,533,724)		$162,044,380
Other Assets, Less Liabilities — (3.1)%		$ (4,808,714)
Net Assets — 100.0%		$157,235,666
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2022.
(4)	When-issued security.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $1,158,087 or 0.7% of the Fund's net assets.

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 33.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 18.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$160,910,006	$ —	$160,910,006
Taxable Municipal Obligations	—	1,134,374	—	1,134,374
Total Investments	$ —	$162,044,380	$ —	$162,044,380
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.